ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about Additional information on revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Revenue	$ 54,731	$ 54,031	$ 48,804
Cannabis Products [Member]
Disclosure of products and services [line items]
Revenue	53,186	51,335	44,246
Other products [Member]
Disclosure of products and services [line items]
Revenue	$ 1,545	$ 2,696	$ 4,558